Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2011
Property, plant and equipment, net.
Property, plant and equipment, net

	December 31,
($ in millions)	2011	2010
Land and buildings	3,648	3,440
Machinery and equipment	6,847	6,371
Construction in progress	548	447

	11,043	10,258
Accumulated depreciation	(6,121)	(5,902)

Total	4,922	4,356

Schedule of assets under capital leases included in property, plant and equipment, net

	December 31,
($ in millions)	2011	2010
Land and buildings	80	105
Machinery and equipment	75	76

	155	181
Accumulated depreciation	(83)	(92)

Total	72	89